Employee benefits, Significant actuarial assumptions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 MXN ($) Employee	Dec. 31, 2024 Employee
Significant actuarial assumptions [Abstract]
Percentage of employees working under collective bargaining agreements	10.00%	8.00%
Compensation negotiable period	2 years
Number of employees | Employee	500	720
Discount Rate [Member]
Significant actuarial assumptions [Abstract]
Significant actuarial assumptions used for valuation	11.25%	11.25%
Discount Rate [Member] | 1.0% Increase [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in the defined benefit obligation	$ (1,007)
Discount Rate [Member] | 1.0% Decrease [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in the defined benefit obligation	$ 1,111
Salary Increase Rate [Member]
Significant actuarial assumptions [Abstract]
Significant actuarial assumptions used for valuation	4.00%	4.00%
Salary Increase Rate [Member] | 1.0% Increase [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in the defined benefit obligation	$ 370
Salary Increase Rate [Member] | 1.0% Decrease [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in the defined benefit obligation	$ (725)
Inflation Rate [Member]
Significant actuarial assumptions [Abstract]
Significant actuarial assumptions used for valuation	3.50%	3.50%
Average Working Life Expectancy [Member]
Significant actuarial assumptions [Abstract]
Significant actuarial assumptions used for valuation	13.53%	14.34%
Average Working Life Expectancy [Member] | Increase in 1 year [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in the defined benefit obligation	$ (41)
Average Working Life Expectancy [Member] | Decrease in 1 year [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in the defined benefit obligation	$ 4